FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2015
Financial Income (Expenses), Net [Abstract]
Schedule of net of financial income(expence)

	Year ended December 31,
	2015	2014	2013
	U.S. dollars in thousands
Financial income (expenses), net
Foreign currency gains (losses), net	(185)	(3,104)	1,972
Bank charges	(421)	(199)	(117)
Loss from sales of marketable securities	(311)	(1,139)	(466)
	(917)	(4,442)	1,389